Transactions With Related Parties (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended											0 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011	Sep. 28, 2013 Class A [Member]	Sep. 29, 2012 Class A [Member]	Oct. 01, 2011 Class A [Member]	Sep. 28, 2013 John Tyson, certain members of the Tyson family, the Donald J. Tyson Revocable Trust and the Randal W. Tyson Testamentary Trust [Member] Wastewater Plant [Member]	Sep. 29, 2012 John Tyson, certain members of the Tyson family, the Donald J. Tyson Revocable Trust and the Randal W. Tyson Testamentary Trust [Member] Wastewater Plant [Member]	Oct. 01, 2011 John Tyson, certain members of the Tyson family, the Donald J. Tyson Revocable Trust and the Randal W. Tyson Testamentary Trust [Member] Wastewater Plant [Member]	Sep. 29, 2012 John Tyson, certain members of the Tyson family, the Donald J. Tyson Revocable Trust and the Randal W. Tyson Testamentary Trust [Member] Airplane [Member]	Oct. 01, 2011 John Tyson, certain members of the Tyson family, the Donald J. Tyson Revocable Trust and the Randal W. Tyson Testamentary Trust [Member] Airplane [Member]	Sep. 11, 2013 Tyson Limited Partnership [Member] Class A [Member]	Sep. 28, 2013 Tyson Limited Partnership [Member] Class A [Member]	Sep. 28, 2013 Tyson Limited Partnership [Member] Class B [Member]	Sep. 28, 2013 Tyson Limited Partnership [Member] Wastewater Plant [Member]	Sep. 28, 2013 Tyson Limited Partnership And Tyson Family [Member]	Sep. 28, 2013 Tyson Limited Partnership And Tyson Family [Member] Class A [Member]
Related Party Transaction [Line Items]
Operating Lease, Number of Leases							2	2	2	1	1
Tyson Family Ownership Percentage														99.981%	90.00%		2.09%
Related Party Transaction, Amounts of Transaction							$ 1.0	$ 1.0	$ 1.0	$ 0.4	$ 1.0
Purchase of Tyson Class A common stock, shares				23.9	14.3	11.7						1.0
Purchases of treasury shares	$ 614.00	$ 264.00	$ 207.00	$ 614.00	$ 264.00	$ 207.00						$ 29.85
Share Price												$ 29.85
Shares, Outstanding													2	70
Tyson family total voting power, percentage of outstanding voting stock																72.46%